Note 8 - Income Taxes	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Income Tax Disclosure [Text Block]
8.	Income Taxes

Under the United States Internal Revenue Code of
1986,
as amended (the "Code"), the U.S. source gross transportation income of a ship-owning or chartering corporation, such as the Company, is subject to a
4%
U.S. federal income tax without allowance for deduction, unless that corporation qualifies for exemption from tax under Section
883
of the Code and the Treasury Regulations promulgated thereunder. U.S. source gross transportation income consists of
50%
of the gross shipping income that is attributable to transportation that begins or ends, but that does not
both begin and end, in the United States.

Under the Code, a corporation will be exempt from U.S. federal income tax if its stock is primarily and regularly traded on an established securities market in its country of organization, in another country that grants an "equivalent exemption" to United States corporations, or in the United States, which is referred to as the “Publicly Traded Test”. Under IRS regulations, a Company’s shares will be considered to be regularly traded on an established securities market if (i)
one
or more classes of its shares representing
50%
or more of its outstanding shares, by voting power of all classes of shares of the corporation entitled to vote and of the total value of the shares of the corporation, are listed on the market and (ii) (A) such class of share is traded on the market, other than in minimal quantities, on at least
60
days during the taxable year or
one
sixth
of the days in a short taxable year; and (B) the aggregate number of shares of such class of share traded on such market during the taxable year must be at least
10%
of the average number of shares of such class of share outstanding during such year or as appropriately adjusted in the case of a short taxable year.  Notwithstanding the foregoing, the treasury regulations provide, in pertinent part, that a class of the Company’s shares will not
be considered to be “regularly traded” on an established securities market for any taxable year in which
50%
or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own
5%
or more of the vote and value of such class of the Company’s outstanding shares (
“5%
Override Rule”).

For the taxable year
2017
the Company believes that it was
not
exempt from U.S. federal income tax of
4%
on U.S. source shipping income, as it believes that it did
not
satisfy the Publicly Traded Test for these years before the Spin-off, while being part of Euroseas, since Euroseas’ common stock did not
constitute more than
50%
of Euroseas’ outstanding shares by value for the respective taxable year.  As a result, tax charge of approximately
$23,477
was paid on
September 17, 2018
and was recorded within "Vessel operating expenses" in the consolidated statements of operations when paid.

For the taxable years
2018
and
2019
the Company believes that it was exempt from U.S. federal income tax of
4%
on U.S. source shipping income, as it believes that it satisfies the Publicly Traded Test for this year, although it is subject to the
5%
Override Rule, because there were non-qualified
5%
shareholders that did
not
own more than
50%
of our common stock for more than half of the days during the taxable years.